DIVIDENDS (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Li Peng Leck [Member]
Dividends Payable, Current	$ 671,001
Maxwill Pte Ltd [Member]
Dividends	672,000
Dividends, Cash	$ 999